Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	HARTFORD MUTUAL FUNDS, INC
Entity Central Index Key	0001006415
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000185693 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	ITTFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	11.48%	6.20%	5.89%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009915 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	IHAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	11.37%	6.08%	5.83%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000200563 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	ITTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.67%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	11.47%	6.19%	5.90%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040929 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	ITTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$83	0.79%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	11.37%	6.08%	5.79%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040928 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R4
Trading Symbol	ITTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	11.03%	5.76%	5.47%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000040927 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class R3
Trading Symbol	ITTRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$145	1.38%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	10.72%	5.48%	5.20%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000155857 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class I
Trading Symbol	ITTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	11.33%	6.10%	5.81%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009914 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	HAFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$191	1.82%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	9.20%	5.01%	4.73%
Class C (without 1.00% contingent deferred sales charge)	10.20%	5.01%	4.73%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009912 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	ITTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Multi-Asset Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities, as measured by the MSCI World Index (Net), rose over the trailing twelve-month period ending October 31, 2025, supported by strong corporate earnings, continued strength in artificial intelligence (AI) infrastructure spending, and a dovish shift in United States (U.S.) monetary policy. Global fixed income markets generated positive total returns over the period, despite political uncertainty and fiscal sustainability concerns. Fund performance described below is relative to the Fund’s blended benchmark, 55% Bloomberg US Aggregate Bond Index/ 45% S&P 500 Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Fixed income allocations generated positive returns and contributed to the Fund’s performance. This was driven primarily by security selection in Global Government Bonds.
  Equity-Linked Notes contributed slightly to relative performance during the period.
Top Detractors to Performance
  Security selection in equities detracted from relative performance.
  The Fund used equity and interest rate futures for hedging. Overall, the use of such futures for risk management detracted from relative performance during the period.
During the period, the Fund’s strategy of using derivatives, such as equity futures, interest rate futures, and total return swaps, to seek tactical exposures to equity and fixed-income markets contributed positively to performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	4.92%	4.60%	4.90%
Class A (without 5.50% maximum front-end sales charge)	11.03%	5.79%	5.49%
Blended Benchmark	13.00%	7.69%	7.72%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 569,137,607
Holdings Count | Holding	1,120
Advisory Fees Paid, Amount	$ 3,307,398
Investment Company Portfolio Turnover	117.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$569,137,607
Total number of portfolio holdings	1,120
Total investment management fees paid	$3,307,398
Portfolio turnover rate (excludes to be announced (TBA) roll transactions)	117%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	24.9%
Corporate Bonds	19.7%
U.S. Government Agencies^	15.7%
Asset-Backed & Commercial Mortgage-Backed Securities	12.0%
Equity Linked Securities	10.7%
U.S. Government Securities	9.4%
Senior Floating Rate Interests	6.5%
Convertible Bonds	4.9%
Foreign Government Obligations	4.1%
Preferred Stocks	1.1%
Municipal Bonds	0.2%
Short-Term Investments	4.7%
Other Assets & Liabilities	(13.9)%
Total	100.0%
^	All, or a portion of the securities categorized as U.S. Government Agencies, were agency mortgage-backed securities.

C000009932 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class A
Trading Symbol	HGHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$132	1.32%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(6.00)%	2.72%	6.38%
Class A (without 5.50% maximum front-end sales charge)	(0.53)%	3.89%	6.99%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009934 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class C
Trading Symbol	HGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$211	2.12%

Expenses Paid, Amount	$ 211
Expense Ratio, Percent	2.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	(2.35)%	3.08%	6.17%
Class C (without 1.00% contingent deferred sales charge)	(1.35)%	3.08%	6.17%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035170 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class I
Trading Symbol	HGHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	(0.25)%	4.17%	7.28%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040933 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R3
Trading Symbol	HGHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$165	1.66%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	(0.87)%	3.53%	6.63%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040934 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R4
Trading Symbol	HGHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$135	1.35%

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	(0.58)%	3.85%	6.96%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040935 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R5
Trading Symbol	HGHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$106	1.06%

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	(0.29)%	4.15%	7.27%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000211746 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class R6
Trading Symbol	HGHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	(0.15)%	4.27%	7.38%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

Performance Inception Date	Feb. 28, 2019
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009935 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class Y
Trading Symbol	HGHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$105	1.05%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	(0.27)%	4.16%	7.32%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185697 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Healthcare Fund
Class Name	Class F
Trading Symbol	HGHFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Healthcare Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94	0.94%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the S&P Composite 1500 Health Care Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary driver of relative outperformance, aided by an overweight allocation to mid-cap Biopharma.
  Security selection also contributed during the period, driven by strong selection within the mid-cap Biopharma and Medical Technology sectors.
  Top individual contributors over the period were the Fund’s out-of-benchmark positions in Galderma Group (large-cap Biopharma) and Verona Pharma (mid-cap Biopharma), and an overweight in Cencora (Health Care Services).
Top Detractors to Performance
  Security selection within the Health Care Services and small-cap Biopharma sectors contributed negatively to relative performance.
  An overweight allocation to Health Care Services contributed negatively to relative performance.
  The largest individual detractors over the period were an overweight position in UnitedHealth Group (Health Care Services), underweight to Johnson & Johnson (large-cap Biopharma), and not owning benchmark constituent McKesson (Health Care Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	(0.15)%	4.27%	7.37%
S&P Composite 1500 Health Care Index	(0.09)%	8.53%	9.19%
S&P 500 Index	21.45%	17.64%	14.64%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 799,422,677
Holdings Count | Holding	79
Advisory Fees Paid, Amount	$ 7,563,964
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$799,422,677
Total number of portfolio holdings (excluding derivatives, if any)	79
Total investment management fees paid	$7,563,964
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by subsector *
Pharmaceuticals	30.8%
Biotechnology	23.9%
Health Care Equipment & Services & Supplies	17.2%
Health Care Providers & Services	17.0%
Life Sciences Tools & Services	10.3%
Health Care Technology	0.0%†
Short-Term Investments	0.6%
Other Assets & Liabilities	0.2%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
†	Percentage rounds to zero.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Emerging Markets Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185699 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class F
Trading Symbol	HRAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$17*	0.16%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 17	[1]
Expense Ratio, Percent	0.16%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	17.65%	11.14%	8.87%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 577,039,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 545,999
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040941 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class R5
Trading Symbol	HRATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$28*	0.26%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 28	[2]
Expense Ratio, Percent	0.26%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	17.60%	11.03%	8.77%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 577,039,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 545,999
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040940 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class R4
Trading Symbol	HRASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$63*	0.58%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 63	[3]
Expense Ratio, Percent	0.58%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	17.26%	10.68%	8.43%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 577,039,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 545,999
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040939 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class R3
Trading Symbol	HRARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$94*	0.87%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 94	[4]
Expense Ratio, Percent	0.87%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	16.87%	10.35%	8.11%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 577,039,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 545,999
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035171 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class I
Trading Symbol	HRAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$30*	0.28%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 30	[5]
Expense Ratio, Percent	0.28%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	17.56%	11.01%	8.77%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 577,039,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 545,999
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009946 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class C
Trading Symbol	HRACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150*	1.39%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 150	[6]
Expense Ratio, Percent	1.39%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	15.26%	9.81%	7.61%
Class C (without 1.00% contingent deferred sales charge)	16.26%	9.81%	7.61%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 577,039,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 545,999
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009944 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderately Aggressive Allocation Fund(formerly, The Hartford Growth Allocation Fund)
Class Name	Class A
Trading Symbol	HRAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderately Aggressive Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59*	0.54%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 59	[7]
Expense Ratio, Percent	0.54%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 55% Russell 3000 Index/ 25% MSCI ACWI ex USA Index (Net)/ 20% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	10.81%	9.48%	7.86%
Class A (without 5.50% maximum front-end sales charge)	17.26%	10.73%	8.47%
Blended Benchmark	18.95%	11.98%	10.17%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	May 01, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 577,039,337
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 545,999
Investment Company Portfolio Turnover	37.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$577,039,337
Total number of portfolio holdings	16
Total investment management fees paid	$545,999
Portfolio turnover rate	37%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	57.5%
International/Global Equity Funds	26.5%
Taxable Fixed Income Funds	15.8%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).

Material Fund Change Name [Text Block]	Effective May 1, 2025, the Fund changed its name (formerly, The Hartford Growth Allocation Fund).
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009977 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class A
Trading Symbol	HFMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.12%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(1.31)%	3.79%	6.93%
Class A (without 5.50% maximum front-end sales charge)	4.43%	4.97%	7.54%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009979 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class C
Trading Symbol	HMDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$194	1.91%

Expenses Paid, Amount	$ 194
Expense Ratio, Percent	1.91%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	2.59%	4.16%	6.72%
Class C (without 1.00% contingent deferred sales charge)	3.59%	4.16%	6.72%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000074606 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class I
Trading Symbol	HFMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	4.70%	5.24%	7.81%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000077363 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R3
Trading Symbol	HFMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$151	1.48%

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.48%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	4.06%	4.60%	7.16%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000077364 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R4
Trading Symbol	HFMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$120	1.17%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	4.40%	4.93%	7.50%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000077365 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R5
Trading Symbol	HFMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	4.70%	5.24%	7.82%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148293 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class R6
Trading Symbol	HFMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	4.80%	5.34%	7.93%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009980 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class Y
Trading Symbol	HMDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$88	0.86%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	4.68%	5.26%	7.87%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185713 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Fund
Class Name	Class F
Trading Symbol	HMDFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell Midcap Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, contributed positively to performance during the period due to an overweight allocation to the Information Technology and Utilities sectors.
  Security selection within the Consumer Staples, Energy, and Materials sectors contributed positively to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Celestica (Information Technology), Interactive Brokers (Financials), and CyberArk Software (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Information Technology, Industrials, and Consumer Discretionary sectors.
  The largest individual detractors over the period were not holding Palantir Technology (Information Technology) and overweight allocation to Deckers Outdoor (Consumer Discretionary) and underweight allocation to Roblox (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	4.81%	5.34%	7.90%
Russell Midcap Growth Index	19.59%	11.17%	12.65%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P MidCap 400 Index	6.38%	13.02%	10.17%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Performance Table Market Index Changed [Text Block]
Effective December 31, 2024, the Russell Midcap Growth Index replaced the S&P MidCap 400 Index as the Fund’s performance index because the Fund’s investment manager believes it is more representative of the Fund’s investment strategy.

Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,288,654,517
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 34,808,406
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,288,654,517
Total number of portfolio holdings (excluding derivatives, if any)	69
Total investment management fees paid	$34,808,406
Portfolio turnover rate	81%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	27.5%
Industrials	25.2%
Consumer Discretionary	15.5%
Health Care	10.0%
Financials	8.8%
Communication Services	6.3%
Utilities	2.4%
Energy	2.0%
Consumer Staples	1.4%
Real Estate	0.7%
Short-Term Investments	0.9%
Other Assets & Liabilities	(0.7)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185715 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class F
Trading Symbol	HMVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	1.25%	13.80%	8.14%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009984 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class Y
Trading Symbol	HMVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$87	0.86%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	1.17%	13.68%	8.09%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000237833 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R6
Trading Symbol	HMVUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75	0.75%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	1.26%	13.81%	8.14%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Jun. 22, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089744 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R5
Trading Symbol	HMVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$87	0.87%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	1.12%	13.67%	8.04%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089743 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R4
Trading Symbol	HMVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117	1.17%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	0.84%	13.34%	7.72%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089746 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class R3
Trading Symbol	HMVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$147	1.47%

Expenses Paid, Amount	$ 147
Expense Ratio, Percent	1.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	0.53%	13.00%	7.39%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089745 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class I
Trading Symbol	HMVJX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	0.80%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	1.21%	13.70%	8.04%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009983 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class C
Trading Symbol	HMVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$197	1.97%

Expenses Paid, Amount	$ 197
Expense Ratio, Percent	1.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	(1.04)%	12.44%	6.90%
Class C (without 1.00% contingent deferred sales charge)	(0.04)%	12.44%	6.90%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009981 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford MidCap Value Fund
Class Name	Class A
Trading Symbol	HMVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford MidCap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.13%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Easing inflation, strong corporate earnings, and robust gross domestic product (GDP) growth contributed positively to U.S. equity performance during the period. Investor sentiment improved as trade tensions subsided, and sectors tied to artificial intelligence (AI) innovation drove performance. Fund performance described below is relative to the Russell Midcap Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the team’s bottom-up stock selection process, was a relative contributor during the period due to the Fund’s overweight allocations to the Utilities and Industrials sector, and underweight allocation to the Real Estate sector.
  Security selection within the Consumer Staples, Utilities, and Information Technology sectors also contributed positively to relative performance.
  Top individual contributors over the period were overweight positions in Flex (Information Technology), Allegro MicroSystems (Information Technology), and Cardinal Health (Healthcare).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Financials, Industrials, and Materials sectors.
  The Fund’s underweight allocations to the Information Technology and Communication Services sectors also detracted from relative results.
  The largest detractors over the period were not owning Robinhood Markets (Financials), an out-of-benchmark position in Boise Cascade (Industrials), and an overweight position in Charles River Laboratories (Healthcare).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(4.65)%	12.08%	7.11%
Class A (without 5.50% maximum front-end sales charge)	0.90%	13.35%	7.72%
Russell Midcap Value Index	7.86%	13.23%	9.20%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,124,091,502
Holdings Count | Holding	83
Advisory Fees Paid, Amount	$ 7,632,494
Investment Company Portfolio Turnover	192.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$1,124,091,502
Total number of portfolio holdings (excluding derivatives, if any)	83
Total investment management fees paid	$7,632,494
Portfolio turnover rate	192%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Industrials	19.7%
Financials	17.5%
Consumer Discretionary	11.8%
Health Care	9.3%
Materials	8.4%
Real Estate	7.7%
Utilities	7.2%
Information Technology	6.9%
Energy	4.8%
Consumer Staples	4.2%
Communication Services	2.0%
Short-Term Investments	0.1%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading. As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to reflect that the Fund may engage in active trading.
Material Fund Change Risks Change [Text Block]	As of the same date, “Active Trading Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009993 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class A
Trading Symbol	HSMAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$128*	1.28%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 128	[8]
Expense Ratio, Percent	1.28%	[8]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	(4.96)%	12.17%	6.90%
Class A (without 5.50% maximum front-end sales charge)	0.58%	13.45%	7.51%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009995 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class C
Trading Symbol	HTSCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$205*	2.05%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 205	[9]
Expense Ratio, Percent	2.05%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	(1.14)%	12.60%	6.70%
Class C (without 1.00% contingent deferred sales charge)	(0.14)%	12.60%	6.70%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000155858 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class I
Trading Symbol	HSEIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$100*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 100	[10]
Expense Ratio, Percent	1.00%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	0.88%	13.80%	7.84%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105487 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R3
Trading Symbol	HSMRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150*	1.50%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 150	[11]
Expense Ratio, Percent	1.50%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	0.35%	13.27%	7.31%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105488 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R4
Trading Symbol	HSMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$120*	1.20%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 120	[12]
Expense Ratio, Percent	1.20%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	0.63%	13.55%	7.59%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000105489 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R5
Trading Symbol	HSMTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$90*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 90	[13]
Expense Ratio, Percent	0.90%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Period Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	1.00%	13.91%	7.93%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000200565 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class R6
Trading Symbol	HSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 80	[14]
Expense Ratio, Percent	0.80%	[14]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	1.10%	14.01%	8.02%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Feb. 28, 2018
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009996 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class Y
Trading Symbol	HSMYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85*	0.85%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 85	[15]
Expense Ratio, Percent	0.85%	[15]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	1.05%	13.94%	7.98%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185717 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Small Cap Value Fund
Class Name	Class F
Trading Symbol	HSMFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Small Cap Value Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$80*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 80	[16]
Expense Ratio, Percent	0.80%	[16]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected Gross Domestic Product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve. Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the Russell 2000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, contributed positively to relative performance, mainly driven by an underweight allocation to the Real Estate sector and overweight allocation to the Information Technology sector.
  Top individual contributors over the period were overweight positions in ProAssurance (Financials) and SiriusPoint (Financials), and an out-of-benchmark position in Silicon Motion Technology (Information Technology).
Top Detractors to Performance
  Security selection detracted from relative results during the period, driven by weak selection within the Healthcare, Information Technology, and Consumer Discretionary sectors.
  An overweight allocation to the Consumer Discretionary sector and underweight allocations to the Healthcare and Communication Services sectors also detracted from relative performance.
  The largest individual detractors over the period were overweight positions in Helen of Troy (Consumer Discretionary), Malibu Boats (Consumer Discretionary), and National CineMedia (Communication Services).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	1.01%	14.01%	7.98%
Russell 2000 Value Index	9.87%	13.85%	8.66%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 183,426,055
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 1,127,858
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$183,426,055
Total number of portfolio holdings (excluding derivatives, if any)	63
Total investment management fees paid	$1,127,858
Portfolio turnover rate	60%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	35.4%
Consumer Discretionary	16.2%
Industrials	13.9%
Information Technology	8.5%
Materials	6.2%
Real Estate	5.4%
Health Care	5.3%
Utilities	4.1%
Energy	2.1%
Communication Services	1.1%
Consumer Staples	1.1%
Short-Term Investments	2.9%
Other Assets & Liabilities	(2.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185719 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class F
Trading Symbol	HBADX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$19*	0.18%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 19	[17]
Expense Ratio, Percent	0.18%	[17]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	14.98%	8.50%	7.19%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 325,347,773
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 315,990
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040968 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R5
Trading Symbol	HBATX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$31*	0.29%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 31	[18]
Expense Ratio, Percent	0.29%	[18]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	14.78%	8.40%	7.10%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 325,347,773
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 315,990
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040967 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R4
Trading Symbol	HBASX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$64*	0.60%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 64	[19]
Expense Ratio, Percent	0.60%	[19]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	14.42%	8.05%	6.76%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 325,347,773
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 315,990
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040966 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class R3
Trading Symbol	HBARX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$96*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 96	[20]
Expense Ratio, Percent	0.90%	[20]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	14.07%	7.72%	6.45%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 325,347,773
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 315,990
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035176 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class I
Trading Symbol	HBAIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31*	0.29%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 31	[21]
Expense Ratio, Percent	0.29%	[21]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	14.88%	8.41%	7.11%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 325,347,773
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 315,990
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009999 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class C
Trading Symbol	HBACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148*	1.39%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 148	[22]
Expense Ratio, Percent	1.39%	[22]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	12.62%	7.24%	5.98%
Class C (without 1.00% contingent deferred sales charge)	13.62%	7.24%	5.98%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 325,347,773
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 315,990
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000009997 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Moderate Allocation Fund
Class Name	Class A
Trading Symbol	HBAAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Moderate Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$59*	0.55%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 59	[23]
Expense Ratio, Percent	0.55%	[23]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US Aggregate Bond Index/ 40% Russell 3000 Index/ 20% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  Asset Allocation also contributed to performance as the overweight to equities was beneficial along with the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	8.19%	6.90%	6.21%
Class A (without 5.50% maximum front-end sales charge)	14.49%	8.11%	6.81%
Blended Benchmark	15.74%	8.83%	8.08%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 325,347,773
Holdings Count | Holding	16
Advisory Fees Paid, Amount	$ 315,990
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$325,347,773
Total number of portfolio holdings	16
Total investment management fees paid	$315,990
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	42.2%
Taxable Fixed Income Funds	36.9%
International/Global Equity Funds	20.7%
Other Assets & Liabilities	0.2%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010012 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class A
Trading Symbol	IHSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$137*	1.30%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 137	[24]
Expense Ratio, Percent	1.30%	[24]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	4.34%	2.99%	8.88%
Class A (without 5.50% maximum front-end sales charge)	10.42%	4.16%	9.50%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010014 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class C
Trading Symbol	HSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$223*	2.13%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 223	[25]
Expense Ratio, Percent	2.13%	[25]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	8.46%	3.29%	8.62%
Class C (without 1.00% contingent deferred sales charge)	9.46%	3.29%	8.62%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035177 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class I
Trading Symbol	IHSIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$105*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 105	[26]
Expense Ratio, Percent	1.00%	[26]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	10.69%	4.46%	9.80%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R3
Trading Symbol	IHSRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$168*	1.60%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 168	[27]
Expense Ratio, Percent	1.60%	[27]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	10.06%	3.83%	9.21%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040970 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R4
Trading Symbol	IHSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$137*	1.30%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 137	[28]
Expense Ratio, Percent	1.30%	[28]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	10.35%	4.15%	9.54%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R5
Trading Symbol	IHSUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$105*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 105	[29]
Expense Ratio, Percent	1.00%	[29]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	10.72%	4.46%	9.87%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148294 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class R6
Trading Symbol	IHSVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94*	0.89%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 94	[30]
Expense Ratio, Percent	0.89%	[30]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	10.83%	4.58%	9.97%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010015 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class Y
Trading Symbol	HSCYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$104*	0.99%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 104	[31]
Expense Ratio, Percent	0.99%	[31]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	10.68%	4.46%	9.89%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185723 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Small Company Fund
Class Name	Class F
Trading Symbol	IHSFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Small Company Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$94*	0.89%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 94	[32]
Expense Ratio, Percent	0.89%	[32]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. However, in October, the Fed delivered its second interest rate cut of 2025, but Chair Powell maintained a hawkish stance. Fund performance described below is relative to the Russell 2000 Growth Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Health Care, Consumer Discretionary and Real Estate sectors contributed positively to relative performance.
  An overweight allocation to the Industrials sector and an underweight to Financials contributed to relative performance.
  Top individual contributors over the period were overweight allocations in Hims & Hers Health (Health Care) and Insmed (Pharmaceuticals, Biotechnology & Life Sciences), and an out-of-benchmark position in Verona Pharma (Pharmaceuticals, Biotechnology & Life Sciences).
Top Detractors to Performance
  Security selection was the primary driver of relative underperformance during the period with weak selection in Industrials, Materials, and Information Technology.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance, mainly driven by the Fund’s underweight allocation to Information Technology as well as an overweight allocation to Consumer Discretionary.
  The largest individual detractors over the period were an underweight allocation to Bloom Energy (Industrials) as well as overweight allocations to PROCEPT BioRobotics (Health Care) and Cabot (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	10.86%	4.58%	9.92%
Russell 2000 Growth Index	18.81%	8.94%	9.65%
Russell 3000 Index	20.81%	16.74%	14.08%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 635,156,830
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 5,020,859
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$635,156,830
Total number of portfolio holdings (excluding derivatives, if any)	105
Total investment management fees paid	$5,020,859
Portfolio turnover rate	71%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Health Care	26.0%
Industrials	23.4%
Information Technology	19.9%
Consumer Discretionary	11.0%
Financials	8.8%
Real Estate	3.4%
Materials	2.4%
Consumer Staples	1.8%
Energy	1.7%
Communication Services	1.0%
Short-Term Investments	0.8%
Other Assets & Liabilities	(0.2)%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185725 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class F
Trading Symbol	HCAFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$75*	0.70%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 75	[33]
Expense Ratio, Percent	0.70%	[33]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	13.48%	12.30%	11.15%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010041 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class Y
Trading Symbol	HCAYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$85*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 85	[34]
Expense Ratio, Percent	0.80%	[34]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	13.36%	12.18%	11.09%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148295 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R6
Trading Symbol	ITHVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$75*	0.70%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 75	[35]
Expense Ratio, Percent	0.70%	[35]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	13.47%	12.29%	11.16%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040986 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R5
Trading Symbol	ITHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$85*	0.80%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 85	[36]
Expense Ratio, Percent	0.80%	[36]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	13.37%	12.18%	11.05%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040985 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R4
Trading Symbol	ITHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$117*	1.10%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 117	[37]
Expense Ratio, Percent	1.10%	[37]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	13.02%	11.84%	10.72%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040984 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class R3
Trading Symbol	ITHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$150*	1.41%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 150	[38]
Expense Ratio, Percent	1.41%	[38]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	12.68%	11.50%	10.38%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035178 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class I
Trading Symbol	ITHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$84*	0.79%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 84	[39]
Expense Ratio, Percent	0.79%	[39]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	13.39%	12.20%	11.07%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010040 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class C
Trading Symbol	HCACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$196*	1.85%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 196	[40]
Expense Ratio, Percent	1.85%	[40]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	11.18%	11.02%	9.92%
Class C (without 1.00% contingent deferred sales charge)	12.18%	11.02%	9.92%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010038 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Capital Appreciation Fund
Class Name	Class A
Trading Symbol	ITHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Capital Appreciation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111*	1.04%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 111	[41]
Expense Ratio, Percent	1.04%	[41]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities, as measured by the Russell 3000 Index, rose over the trailing twelve-month period ending October 31, 2025, driven by strong corporate earnings, robust consumer spending, and significant gains in mega-cap technology stocks. Market optimism was further supported by easing tariffs and improved risk sentiment. Fund performance described below is relative to the Russell 3000 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Sector allocation, a result of our bottom-up stock selection process, modestly contributed to relative performance during the period due to the Fund’s underweight allocations to the Healthcare and Consumer Staples sectors, along with an overweight allocation to the Communication Services sector.
  Security selection within the Communication Services and Utilities sectors contributed positively to relative performance.
  The Fund’s exposure to stocks that are more actively traded contributed to relative results.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), Alphabet (Communication Services), and Flex (Information Technology).
Top Detractors to Performance
  Security selection was the primary relative detractor during the period, driven by weak selection within the Consumer Discretionary, Financials, and Information Technology sectors.
  From a style perspective, the Fund’s smaller cap allocation detracted from relative performance.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), as well as overweight positions in UnitedHealth (Healthcare) and FMC (Materials).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	6.88%	10.65%	10.14%
Class A (without 5.50% maximum front-end sales charge)	13.10%	11.91%	10.76%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 6,270,148,014
Holdings Count | Holding	149
Advisory Fees Paid, Amount	$ 40,618,296
Investment Company Portfolio Turnover	94.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$6,270,148,014
Total number of portfolio holdings (excluding derivatives, if any)	149
Total investment management fees paid	$40,618,296
Portfolio turnover rate	94%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	35.5%
Financials	13.5%
Consumer Discretionary	12.7%
Communication Services	10.9%
Industrials	7.5%
Health Care	7.0%
Consumer Staples	3.2%
Materials	3.1%
Energy	2.1%
Real Estate	1.8%
Utilities	1.8%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.6%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Quantitative Investing Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010054 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class A
Trading Symbol	HCVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$56*	0.53%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 56	[42]
Expense Ratio, Percent	0.53%	[42]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	4.92%	3.83%	4.23%
Class A (without 5.50% maximum front-end sales charge)	11.02%	5.01%	4.82%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,622,257
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010056 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class C
Trading Symbol	HCVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$140*	1.33%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 140	[43]
Expense Ratio, Percent	1.33%	[43]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	9.10%	4.17%	3.99%
Class C (without 1.00% contingent deferred sales charge)	10.10%	4.17%	3.99%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,622,257
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035181 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class I
Trading Symbol	HCVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$27*	0.26%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 27	[44]
Expense Ratio, Percent	0.26%	[44]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	11.23%	5.28%	5.07%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,622,257
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040996 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R3
Trading Symbol	HCVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$92*	0.87%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 92	[45]
Expense Ratio, Percent	0.87%	[45]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	10.61%	4.65%	4.48%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,622,257
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040997 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R4
Trading Symbol	HCVSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$60*	0.57%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 60	[46]
Expense Ratio, Percent	0.57%	[46]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	10.96%	4.95%	4.79%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,622,257
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000040998 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class R5
Trading Symbol	HCVTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$29*	0.27%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 29	[47]
Expense Ratio, Percent	0.27%	[47]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	11.25%	5.27%	5.10%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,622,257
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000249771 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class Y
Trading Symbol	HCVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$23*	0.22%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 23	[48]
Expense Ratio, Percent	0.22%	[48]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	11.23%	5.28%	5.07%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Oct. 25, 2024
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,622,257
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185731 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Conservative Allocation Fund
Class Name	Class F
Trading Symbol	HCVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Conservative Allocation Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$16*	0.15%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 16	[49]
Expense Ratio, Percent	0.15%	[49]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income securities for the trailing twelve-month period ending October 31, 2025, led by international stocks. Foreign equities generated strong returns as measured by the MSCI ACWI ex USA Index (Net) followed by domestic equities, which also had strong performance for the trailing twelve-month period as measured by the Russell 3000 Index. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 65% Bloomberg US Aggregate Bond Index/ 25% Russell 3000 Index/ 10% MSCI ACWI ex USA Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  The Fund’s investment in the Hartford Large Cap Growth ETF was the top contributor to relative performance for the trailing twelve-month period as large-cap growth stocks had strong performance.
  Performance was also helped from the allocation to the Hartford Schroders Emerging Markets Equity Fund, which outperformed its benchmark during the period.
  In fixed income, performance was helped from the Fund’s positions in The Hartford Inflation Plus Fund and the Hartford Schroders Core Fixed Income Fund, as these underlying funds outperformed their performance benchmarks during the period.
  Asset allocation also contributed because of the overweight to underlying funds with high yield exposure as high yield performed well during the period.
Top Detractors to Performance
  The Fund’s investments in The Hartford Equity Income Fund and the Hartford US Value ETF were top detractors as value stocks underperformed and these underlying funds underperformed the Russell 1000 Value Index.
  Performance was also hurt from the Fund’s position in the Hartford Core Equity Fund as this underlying fund underperformed its benchmark during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	11.44%	5.38%	5.17%
Blended Benchmark	11.64%	5.11%	5.65%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%
Russell 3000 Index	20.81%	16.74%	14.08%
MSCI ACWI ex USA Index (Net)	24.93%	11.18%	7.67%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 145,622,257
Holdings Count | Holding	17
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$145,622,257
Total number of portfolio holdings	17
Total investment management fees paid	$0
Portfolio turnover rate	27%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Taxable Fixed Income Funds	62.7%
Domestic Equity Funds	26.5%
International/Global Equity Funds	10.4%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.

Material Fund Change Expenses [Text Block]	The expense ratio materially changed from the prior fiscal year due to changes in operating expenses.
Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000179839 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class F
Trading Symbol	HGIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	18.36%	15.21%	13.56%
S&P 500 Index	21.45%	17.64%	14.64%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010060 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class Y
Trading Symbol	HGIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$49	0.45%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	18.26%	15.12%	13.51%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000155860 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R6
Trading Symbol	HAITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$39	0.36%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	18.37%	15.21%	13.57%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041001 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R5
Trading Symbol	HGITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$51	0.47%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	18.24%	15.10%	13.47%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000041000 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R4
Trading Symbol	HGISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$80	0.73%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	17.93%	14.80%	13.16%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000040999 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class R3
Trading Symbol	HGIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$117	1.08%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	17.52%	14.39%	12.78%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000155859 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class I
Trading Symbol	HGIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.46%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative index. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	18.25%	15.10%	13.47%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.093% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.093% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010059 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class C
Trading Symbol	HGICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.46%

Expenses Paid, Amount	$ 158
Expense Ratio, Percent	1.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative index. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	16.06%	13.96%	12.34%
Class C (without 1.00% contingent deferred sales charge)	17.06%	13.96%	12.34%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010057 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Core Equity Fund
Class Name	Class A
Trading Symbol	HAIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Core Equity Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$76	0.70%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.70%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the U.S. Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from artificial intelligence-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Federal Reserve’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Industrials, Financials, and Communication Services sectors contributed positively to performance.
  An underweight allocation to Energy and an overweight to Health Care contributed to relative performance.
  Top individual contributors over the period were overweight positions in Broadcom (Information Technology), KLA (Information Technology), and GE Vernova (Industrials).
Top Detractors to Performance
  Security selection detracted from relative performance during the period, driven by weak selection within the Information Technology, Consumer Discretionary, and Consumer Staples sectors.
  Sector allocation, a result of the Fund’s bottom-up stock selection process, also detracted from relative performance due to an underweight allocation to Information Technology and overweight allocations to Consumer Staples and Real Estate.
  The largest individual detractors over the period were an underweight position in Tesla (Consumer Discretionary), not owning Palantir Technologies (Information Technology), and an overweight position in UnitedHealth Group (Health Care). The Fund eliminated UnitedHealth Group at the end of the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative index. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	11.48%	13.53%	12.55%
Class A (without 5.50% maximum front-end sales charge)	17.97%	14.82%	13.18%
S&P 500 Index	21.45%	17.64%	14.64%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,724,118,355
Holdings Count | Holding	68
Advisory Fees Paid, Amount	$ 35,593,555
Investment Company Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$11,724,118,355
Total number of portfolio holdings (excluding derivatives, if any)	68
Total investment management fees paid	$35,593,555
Portfolio turnover rate	39%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Information Technology	34.0%
Financials	12.7%
Communication Services	11.0%
Consumer Discretionary	10.3%
Industrials	9.4%
Health Care	7.5%
Consumer Staples	5.1%
Energy	2.5%
Utilities	2.5%
Real Estate	2.0%
Materials	1.8%
Short-Term Investments	0.1%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

C000010061 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class A
Trading Symbol	IHGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102*	0.96%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 102	[50]
Expense Ratio, Percent	0.96%	[50]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	5.47%	13.62%	10.85%
Class A (without 5.50% maximum front-end sales charge)	11.61%	14.91%	11.48%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010063 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class C
Trading Symbol	HDGCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$183*	1.74%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 183	[51]
Expense Ratio, Percent	1.74%	[51]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	9.74%	14.03%	10.63%
Class C (without 1.00% contingent deferred sales charge)	10.74%	14.03%	10.63%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035182 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class I
Trading Symbol	HDGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$77*	0.73%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 77	[52]
Expense Ratio, Percent	0.73%	[52]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	11.85%	15.19%	11.75%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.103% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.103% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000041002 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R3
Trading Symbol	HDGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$141*	1.34%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 141	[53]
Expense Ratio, Percent	1.34%	[53]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	11.19%	14.47%	11.08%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000041003 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R4
Trading Symbol	HDGSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$109*	1.03%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 109	[54]
Expense Ratio, Percent	1.03%	[54]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	11.53%	14.82%	11.42%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000041004 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R5
Trading Symbol	HDGTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77*	0.73%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 77	[55]
Expense Ratio, Percent	0.73%	[55]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	11.88%	15.18%	11.76%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148297 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class R6
Trading Symbol	HDGVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$67*	0.63%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 67	[56]
Expense Ratio, Percent	0.63%	[56]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	11.99%	15.29%	11.86%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010064 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class Y
Trading Symbol	HDGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77*	0.73%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 77	[57]
Expense Ratio, Percent	0.73%	[57]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	11.84%	15.21%	11.81%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185733 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Dividend and Growth Fund
Class Name	Class F
Trading Symbol	HDGFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Dividend and Growth Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$67*	0.63%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 67	[58]
Expense Ratio, Percent	0.63%	[58]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the S&P 500 Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Financials, Communication Services, and Utilities contributed positively to relative performance.
  Top individual contributors over the period were an overweight position in Micron Technology (Information Technology), and out-of-benchmark positions in Airbus (Industrials) and Vertiv Holdings (Industrials).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary relative detractor during the period due to the Fund’s underweight to Information Technology and overweight allocations to Health Care and Energy.
  Security selection was also a relative detractor during the period driven by weak selection within Information Technology, Materials, and Health Care.
  The largest individual detractors over the period were not owning Nvidia (Information Technology), an overweight position in UnitedHealth Group (Health Care), and an underweight position in Broadcom (Information Technology).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	11.98%	15.30%	11.84%
S&P 500 Index	21.45%	17.64%	14.64%
Russell 1000 Value Index	11.15%	14.28%	9.97%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 18,232,605,014
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 106,683,724
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$18,232,605,014
Total number of portfolio holdings (excluding derivatives, if any)	70
Total investment management fees paid	$106,683,724
Portfolio turnover rate	69%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	20.8%
Information Technology	19.2%
Industrials	12.6%
Health Care	12.4%
Communication Services	8.5%
Consumer Staples	6.0%
Energy	5.8%
Utilities	4.7%
Consumer Discretionary	4.2%
Real Estate	3.1%
Materials	2.0%
Short-Term Investments	0.3%
Other Assets & Liabilities	0.4%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.  As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised (1) to reflect that the sub-adviser also invests in growth companies trading at a discount; and (2) to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “Growth Investing Style Risk” was added as a principal risk of the Fund and “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185735 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class F
Trading Symbol	HQIFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	8.41%	13.52%	10.34%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010068 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class Y
Trading Symbol	HQIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	8.31%	13.43%	10.29%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148298 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R6
Trading Symbol	HQIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$68	0.65%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	8.42%	13.52%	10.35%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000041007 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R5
Trading Symbol	HQITX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	8.30%	13.41%	10.24%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000041006 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R4
Trading Symbol	HQISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$110	1.06%

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	7.97%	13.05%	9.90%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000041005 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class R3
Trading Symbol	HQIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$141	1.36%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	7.60%	12.71%	9.57%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000035183 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class I
Trading Symbol	HQIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	8.29%	13.41%	10.24%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.109% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Expenses [Text Block]
Effective February 28, 2025, the contractual limit related to the transfer agency fee for the Fund’s Class I was changed to 0.109% of the average daily net assets attributable to the class. This contractual arrangement will remain in effect until February 28, 2026 unless the Board of Directors of The Hartford Mutual Funds, Inc. approves its earlier termination.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by March 2, 2026, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010067 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class C
Trading Symbol	HQICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	6.25%	12.29%	9.15%
Class C (without 1.00% contingent deferred sales charge)	7.25%	12.29%	9.15%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000010065 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Equity Income Fund
Class Name	Class A
Trading Symbol	HQIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Equity Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$101	0.97%

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Gains were supported by easing inflation, strong corporate earnings, increased trade optimism, higher than expected gross domestic product (GDP) growth, and a more accommodative stance from the US Federal Reserve (Fed). Early-year volatility was driven by tariff escalations and persistent inflationary pressures, which weighed on investor sentiment. However, the tide turned as trade tensions eased and corporate earnings outperformed expectations, particularly in sectors benefiting from AI-driven innovation. Robust GDP growth and consumer spending also supported market growth, even as elevated inflation and labor market weakness complicated the Fed’s rate-cut path. Fund performance described below is relative to the Russell 1000 Value Index for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection within the Materials, Health Care, and Energy sectors contributed to relative performance.
  An overweight allocation to Utilities and underweight allocations to Consumer Discretionary and Materials contributed to relative performance.
  Top individual contributors over the period were out-of-benchmark positions in Broadcom (Information Technology) and TE Connectivity (Information Technology), and an overweight position in EQT (Energy).
Top Detractors to Performance
  Sector allocation, a result of the Fund’s bottom-up stock selection process, was the primary detractor from relative performance mainly driven by the Fund’s underweight allocations to Communication Services and Financials as well as an overweight allocation to the Consumer Staples sector.
  Security selection also detracted from relative results during the period, driven by weak selection within the Consumer Staples, Real Estate, and Communication Services sectors.
  The largest individual detractors over the period were not owning Alphabet (Communication Services) and overweight positions in UnitedHealth Group (Health Care) and ConocoPhillips (Energy).
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	2.12%	11.89%	9.36%
Class A (without 5.50% maximum front-end sales charge)	8.07%	13.16%	9.98%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 4,946,876,076
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 30,582,799
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
as of October 31, 2025
Fund's net assets	$4,946,876,076
Total number of portfolio holdings (excluding derivatives, if any)	74
Total investment management fees paid	$30,582,799
Portfolio turnover rate	49%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Sector *
Financials	18.3%
Health Care	17.8%
Industrials	10.6%
Information Technology	9.3%
Consumer Staples	9.1%
Utilities	8.3%
Energy	7.3%
Real Estate	6.5%
Consumer Discretionary	4.5%
Materials	3.9%
Communication Services	1.6%
Short-Term Investments	1.7%
Other Assets & Liabilities	1.1%
Total	100.0%
*	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics. As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.

Material Fund Change Strategies [Text Block]	Effective February 28, 2025, the Fund’s principal investment strategy was revised to remove the disclosure related to the sub-adviser’s evaluation of ESG (environmental, social and/or governance) characteristics.
Material Fund Change Risks Change [Text Block]	As of the same date, “ESG Integration Risk” was removed from the Fund’s principal risks and was designated instead as an additional risk.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000034969 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class A
Trading Symbol	HBLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.89%

Expenses Paid, Amount	$ 92
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	1.26%	4.91%	5.67%
Class A (without 5.50% maximum front-end sales charge)	7.15%	6.10%	6.27%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000034971 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class C
Trading Symbol	HBLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$170	1.65%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.65%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	5.36%	5.32%	5.48%
Class C (without 1.00% contingent deferred sales charge)	6.36%	5.32%	5.48%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000085296 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class I
Trading Symbol	HBLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	7.40%	6.37%	6.54%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089747 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R3
Trading Symbol	HBLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$131	1.27%

Expenses Paid, Amount	$ 131
Expense Ratio, Percent	1.27%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	6.76%	5.71%	5.90%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089748 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R4
Trading Symbol	HBLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$100	0.97%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	7.09%	6.03%	6.22%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089749 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R5
Trading Symbol	HBLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	7.40%	6.34%	6.51%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000148299 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class R6
Trading Symbol	HBLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	7.53%	6.45%	6.62%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000034972 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class Y
Trading Symbol	HBLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	7.34%	6.33%	6.54%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185737 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Balanced Income Fund
Class Name	Class F
Trading Symbol	HBLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Balanced Income Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]	What were the Fund costs for the last year? (Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
United States (U.S.) fixed income sectors generated positive total returns during the trailing twelve-month period ended October 31, 2025, as measured by the Bloomberg US Aggregate Bond Index. Global sovereign yields ended mixed. The U.S. Federal Reserve delivered its first rate cut of 2025, indicating a shift in focus from inflation to labor market risks. Most spread sectors generated positive excess returns over duration-equivalent government bonds as spreads continued to narrow. Equity markets rose in the twelve-month period ending October 31, 2025, as measured by the S&P 500 Index. Performance was positive across eight sectors, led by Communication Services and Information Technology. Fund performance described below is relative to the Fund’s blended benchmark, 45% Russell 1000 Value Index/ 44% Bloomberg US Corporate Index/ 5.5% JP Morgan Emerging Markets Bond Index Plus/ 5.5% Bloomberg US High Yield - 2% Issuer Cap Index (the "Blended Benchmark"), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Security selection in Investment-Grade Credit was the primary contributor to benchmark relative returns within the fixed income portion of the Fund.
  The Fund’s overweight to and security selection within High Yield Credit contributed positively to relative returns within the fixed income portion of the Fund.
  Within the fixed income portion of the Fund, security selection within Emerging Markets Debt was additive to relative results.
  Within the equity portion of the Fund, security selection in Industrials, Energy, and Utilities sectors contributed positively to benchmark-relative returns during the period.
Top Detractors to Performance
  Within the equity portion of the Fund, the primary detractor to relative performance was security selection within the Real Estate, Consumer Staples, and Communication Services sectors.
  Sector allocation within equities also detracted from relative performance, particularly underweights in the Communication Services and Financials sectors, and overweight in the Consumer Staples sector.
  Within the fixed income portion of the Fund, underweight allocation to Investment-Grade credit detracted from benchmark-relative returns over the period.
The Fund used derivatives, such as currency forwards, interest rate futures, and credit default swap index positions, on a limited basis during the period for risk management purposes and/or to gain exposure to certain markets. Overall, the use of derivatives had a negligible impact on the Fund’s benchmark-relative returns during the period.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	7.49%	6.45%	6.62%
Blended Benchmark	9.15%	6.94%	6.49%
Russell 1000 Value Index	11.15%	14.28%	9.97%
Bloomberg US Corporate Index	6.62%	0.46%	3.12%
JP Morgan Emerging Markets Bond Index Plus	11.96%	0.23%	2.41%
Bloomberg US High Yield - 2% Issuer Cap Index	8.16%	5.47%	5.89%
Russell 1000 Index	21.14%	17.05%	14.39%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 11,663,746,390
Holdings Count | Holding	1,525
Advisory Fees Paid, Amount	$ 63,863,409
Investment Company Portfolio Turnover	90.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$11,663,746,390
Total number of portfolio holdings	1,525
Total investment management fees paid	$63,863,409
Portfolio turnover rate	90%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Corporate Bonds	44.8%
Common Stocks	44.1%
Foreign Government Obligations	4.1%
U.S. Government Securities	4.0%
Municipal Bonds	0.4%
Convertible Bonds	0.2%
Preferred Stocks	0.1%
Senior Floating Rate Interests	0.1%
Short-Term Investments	1.8%
Other Assets & Liabilities	0.4%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, “Event Risk” was added as a principal risk of the Fund.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000185739 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class F
Trading Symbol	HCKFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$4*	0.04%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 4	[59]
Expense Ratio, Percent	0.04%	[59]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	10.87%	9.31%	8.66%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,391,828,760
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000068460 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R5
Trading Symbol	HCKTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$17*	0.16%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 17	[60]
Expense Ratio, Percent	0.16%	[60]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	10.69%	9.15%	8.52%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,391,828,760
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000068459 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R4
Trading Symbol	HCKSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$48*	0.46%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 48	[61]
Expense Ratio, Percent	0.46%	[61]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	10.39%	8.84%	8.23%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,391,828,760
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000068458 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class R3
Trading Symbol	HCKRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$80*	0.76%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 80	[62]
Expense Ratio, Percent	0.76%	[62]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	10.06%	8.51%	7.90%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,391,828,760
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000059904 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class I
Trading Symbol	HCKIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$18*	0.17%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 18	[63]
Expense Ratio, Percent	0.17%	[63]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	10.73%	9.17%	8.56%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,391,828,760
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048994 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class C
Trading Symbol	HCKCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$123*	1.17%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 123	[64]
Expense Ratio, Percent	1.17%	[64]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	8.61%	8.07%	7.47%
Class C (without 1.00% contingent deferred sales charge)	9.61%	8.07%	7.47%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,391,828,760
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000048992 [Member]
Shareholder Report [Line Items]
Fund Name	The Hartford Checks and Balances Fund
Class Name	Class A
Trading Symbol	HCKAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Hartford Checks and Balances Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$40*	0.38%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 40	[65]
Expense Ratio, Percent	0.38%	[65]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Equities outperformed fixed income for the trailing one-year period ending October 31, 2025. Both the S&P 500 Index and Russell 3000 Index generated strong returns. Bonds lagged but still posted positive returns for the trailing twelve-month period as measured by the Bloomberg US Aggregate Bond Index. Fund performance described below is relative to the Fund’s blended benchmark, 33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg US Aggregate Bond Index (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Performance relative to the benchmark was helped from the Fund’s position in the Hartford Total Return Bond ETF, which outperformed its benchmark, the Bloomberg US Aggregate Bond Index, during the period.
Top Detractors to Performance
  Performance relative to the benchmark was hurt from the Fund’s position in The Hartford Dividend and Growth Fund, which underperformed its benchmark, the S&P 500 Index, during the period.
  The Fund’s investment in The Hartford Capital Appreciation Fund detracted from performance. The Hartford Capital Appreciation Fund underperformed its benchmark, the Russell 3000 Index, during the period.
The views expressed in this section reflect the opinions of the Fund's investment manager, Hartford Funds Management Company, LLC, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	4.35%	7.69%	7.69%
Class A (without 5.50% maximum front-end sales charge)	10.42%	8.92%	8.30%
Blended Benchmark	16.13%	11.30%	10.31%
Russell 3000 Index	20.81%	16.74%	14.08%
S&P 500 Index	21.45%	17.64%	14.64%
Bloomberg US Aggregate Bond Index	6.16%	(0.24)%	1.90%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Feb. 28, 2025
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 1,391,828,760
Holdings Count | Holding	3
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	17.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$1,391,828,760
Total number of portfolio holdings	3
Total investment management fees paid	$0
Portfolio turnover rate	17%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Asset Allocation
Domestic Equity Funds	66.6%
Taxable Fixed Income Fund	33.1%
Other Assets & Liabilities	0.3%
Total	100.0%

Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since the beginning of the reporting period.
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.
Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.

Material Fund Change Risks Change [Text Block]	Effective February 28, 2025, the Fund’s principal risk disclosure was updated to include risks associated with investments in high yield bonds.
Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s current prospectus dated February 28, 2025, as may be amended, supplemented or restated, at hartfordfunds.com/reports‑hmf, upon request by calling 1-888-843-7824 or sending an e-mail to orders@mysummaryprospectus.com.

Updated Prospectus Phone Number	1-888-843-7824
Updated Prospectus Email Address	orders@mysummaryprospectus.com
Updated Prospectus Web Address	hartfordfunds.com/reports‑hmf
C000089178 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class A
Trading Symbol	HRLAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133*	1.25%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 133	[66]
Expense Ratio, Percent	1.25%	[66]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class A shares and the comparative indices. The returns for Class A shares include the maximum front-end sales charge applicable to Class A shares. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class A (with 5.50% maximum front-end sales charge)	6.69%	10.24%	5.44%
Class A (without 5.50% maximum front-end sales charge)	12.90%	11.50%	6.04%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

C000089179 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class C
Trading Symbol	HRLCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$212*	2.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 212	[67]
Expense Ratio, Percent	2.00%	[67]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class C shares (excluding sales charges) and the comparative indices. If sales charges had been included, the value would have been lower. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class C (with 1.00% contingent deferred sales charge)	10.95%	10.66%	5.24%
Class C (without 1.00% contingent deferred sales charge)	11.95%	10.66%	5.24%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

C000089173 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class I
Trading Symbol	HRLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107*	1.00%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 107	[68]
Expense Ratio, Percent	1.00%	[68]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class I shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class I	13.16%	11.78%	6.32%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

C000089174 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R3
Trading Symbol	HRLRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$159*	1.50%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 159	[69]
Expense Ratio, Percent	1.50%	[69]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R3 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R3	12.54%	11.22%	5.77%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

C000089175 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R4
Trading Symbol	HRLSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$128*	1.20%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 128	[70]
Expense Ratio, Percent	1.20%	[70]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R4 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R4	12.88%	11.54%	6.08%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

C000089176 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R5
Trading Symbol	HRLTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$101*	0.95%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 101	[71]
Expense Ratio, Percent	0.95%	[71]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R5 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R5	13.21%	11.84%	6.36%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

C000236153 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class R6
Trading Symbol	HRLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$96*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 96	[72]
Expense Ratio, Percent	0.90%	[72]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 10,000 Investment
The graph below represents the hypothetical growth of a $10,000 investment in Class R6 shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class R6	13.28%	11.88%	6.41%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

C000089177 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class Y
Trading Symbol	HRLYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$96*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 96	[73]
Expense Ratio, Percent	0.90%	[73]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 250,000 Investment
The graph below represents the hypothetical growth of a $250,000 investment in Class Y shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class Y	13.15%	11.88%	6.41%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

C000185751 [Member]
Shareholder Report [Line Items]
Fund Name	Hartford Real Asset Fund (Consolidated)
Class Name	Class F
Trading Symbol	HRLFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Hartford Real Asset Fund (the "Fund") for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at hartfordfunds.com/reports-hmf. You can also request this information by contacting us by calling 1‑888‑843‑7824.
Additional Information Phone Number	1‑888‑843‑7824
Additional Information Website	hartfordfunds.com/reports-hmf
Expenses [Text Block]
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F	$96*	0.90%*
*	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.

Expenses Paid, Amount	$ 96	[74]
Expense Ratio, Percent	0.90%	[74]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what impacted its performance?
Management's Discussion of Fund Performance
Global equities rose over the trailing twelve-month period ending October 31, 2025, as measured by the MSCI ACWI Index (Net). Gains were supported by easing inflation, strong corporate earnings, robust Artificial Intelligence (AI) infrastructure investment, cautious trade optimism, and a more accommodative stance from the U.S. Federal Reserve. Accelerated spending on automation and generative AI drove Technology sector outperformance, which lifted broader markets. Consumer demand remained steady despite residual cost pressures, while energy and commodity prices softened amid slower global growth. Fund performance described below is relative to the Fund’s blended benchmark, 40% Bloomberg US TIPS 1-10 Year Index/ 30% MSCI ACWI Commodity Producers Index (Net)/ 10% Bloomberg Commodity Index Total Return/ 10% MSCI World IMI Core Real Estate Index (Net)/ 10% MSCI ACWI Infrastructure Index (Net) (the “Blended Benchmark”), for the trailing twelve-month period ended October 31, 2025.
Top Contributors to Performance
  Within the equity portion of the Fund, strong security selection in Energy, Infrastructure, and Industrial Metals sectors contributed positively to relative performance. Sector allocation decisions contributed positively driven by an overweight to the Precious Metals sector and an underweight to the Energy sector.
  Within the fixed income portion of the Fund, the positive effects from sector allocation decisions were driven by a non-benchmark position in Emerging Market Inflation-Linked Bonds. Security selection was also modestly positive, driven by strong selection within Treasury Inflation-Protected Securities (TIPS).
Top Detractors to Performance
  Within commodities, sector allocation was negative during the period, driven by the negative impact from an overweight to the Industrial Metals sector and an underweight to the Precious Metals sector.
  Within the equity portion of the Fund, the Real Estate and Agriculture sectors had a negative impact on relative performance.
During the period, the Fund primarily used futures to gain commodity exposure, which contributed positively to Fund performance.
The views expressed in this section reflect the opinions of the Fund's sub-adviser, Wellington Management Company LLP, as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Comparison of Change in Value of $ 1,000,000 Investment
The graph below represents the hypothetical growth of a $1,000,000 investment in Class F shares and the comparative indices. The Fund’s past performance is not a good predictor of the Fund’s future performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns For the Periods Ended October 31, 2025	1 Year	5 Years	10 Years
Class F	13.26%	11.90%	6.40%
Blended Benchmark	10.89%	10.08%	5.66%
Bloomberg US TIPS 1-10 Year Index	6.84%	2.90%	3.23%
MSCI ACWI Commodity Producers Index (Net)	14.65%	19.49%	8.26%
Bloomberg Commodity Index Total Return	14.15%	11.86%	4.31%
MSCI World IMI Core Real Estate Index (Net)	4.27%	6.29%	3.56%
MSCI ACWI Infrastructure Index (Net)	17.48%	9.80%	6.34%
MSCI ACWI Index (Net)	22.64%	14.61%	11.31%

Performance Inception Date	Feb. 28, 2017
No Deduction of Taxes [Text Block]	The Fund's performance in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit hartfordfunds.com for the most recent performance information.
Net Assets	$ 61,525,128
Holdings Count | Holding	205
Advisory Fees Paid, Amount	$ 521,402
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics as of October 31, 2025
Fund's net assets	$61,525,128
Total number of portfolio holdings	205
Total investment management fees paid	$521,402
Portfolio turnover rate	149%

Holdings [Text Block]
Graphical Representation of Holdings
as of October 31, 2025
The table below shows the investment makeup of the Fund, representing the percentage of net assets of the Fund.
Composition by Security Type
Common Stocks	48.9%
U.S. Government Securities	32.7%
Foreign Government Obligations	2.8%
Closed End Funds	0.4%
Exchange-Traded Funds	0.2%
Short-Term Investments	1.5%
Other Assets & Liabilities	13.5%
Total	100.0%

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[74]	Costs paid excludes fees and expenses incurred indirectly as a result of investments in other investment companies.